Share-based Issuances (Details - Options by Exercise Price) - Equity Option [Member] - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,656,919	1,663,173
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 2.38	$ 2.45
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,160,187
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.59